Financial instruments - financial and other risks - Narrative (Details)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($) vessel	Sep. 30, 2022 vessel	Mar. 31, 2023 vessel	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel shares	Dec. 31, 2020 USD ($) vessel shares	Mar. 24, 2023 USD ($)	Jul. 31, 2018 USD ($)	May 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Proceeds from issuing shares					$ 0	$ 0	$ 2,601,000
Borrowings					$ 1,436,224,000	2,541,678,000
Number of vessels | vessel					1
Number of vessels in agreement to sell | vessel					18
Principal repayments on IFRS 16 lease liabilities					$ 79,502,000	$ 56,729,000	$ 77,913,000
Vessels
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel					113	131
MR | Vessels
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel							13
Convertible Debt Securities
Disclosure of detailed information about financial instruments [line items]
Antidilutive securities (in shares) | shares						7,324,132	4,004,702
Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings					$ 12,758,000	$ 24,821,000
Secured bank loans | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings					2,800,000	6,400,000
Finance lease | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings					8,200,000	13,100,000
Convertible Notes Due 2022
Disclosure of detailed information about financial instruments [line items]
Borrowings									$ 12,200,000	$ 154,300,000
AVIC Lease Financing
Disclosure of detailed information about financial instruments [line items]
Borrowings									145,000,000
Number of vessels, purchase option exercised | vessel		4
AVIC Lease Financing | LR2 | Vessels | STI Rose and STI Rambla
Disclosure of detailed information about financial instruments [line items]
Borrowings									$ 36,500,000
AVIC Lease Financing | Major purchases of assets
Disclosure of detailed information about financial instruments [line items]
Principal repayments on IFRS 16 lease liabilities	$ 77,800,000
AVIC Lease Financing | Major purchases of assets | MR | Vessels | STI Brooklyn and STI Ville
Disclosure of detailed information about financial instruments [line items]
Number of vessels, purchase option exercised | vessel	2
AVIC Lease Financing | Major purchases of assets | LR2 | Vessels | STI Rose and STI Rambla
Disclosure of detailed information about financial instruments [line items]
Number of vessels, purchase option exercised | vessel	2
Ocean Yield Lease Financing | Major purchases of assets
Disclosure of detailed information about financial instruments [line items]
Principal repayments on IFRS 16 lease liabilities				$ 55,600,000
Ocean Yield Lease Financing | Major purchases of assets | LR2 | Vessels | STI Sanctity, STI Steadfast and STI Supreme
Disclosure of detailed information about financial instruments [line items]
Number of vessels, purchase option exercised | vessel			3
2021 Ocean Yield Lease Financing
Disclosure of detailed information about financial instruments [line items]
Borrowings						70,200,000
2021 Ocean Yield Lease Financing | Lease Option to Purchase Option Exercised | Vessels | STI Sanctity
Disclosure of detailed information about financial instruments [line items]
Exercise of the purchase options at expiration								$ 27,800,000
2021 CSSC Lease Financing | Lease Option to Purchase Option Exercised | Vessels | STI Grace and STI Jermyn
Disclosure of detailed information about financial instruments [line items]
Exercise of the purchase options at expiration								46,900,000
IFRS 16 Leases - $670 Million Lease Financing | Lease Option to Purchase Option Exercised | Vessels | STI Lavender, STI Magnetic, STI Marshall and STI Miracle
Disclosure of detailed information about financial instruments [line items]
Exercise of the purchase options at expiration								$ 102,900,000
Spot market rate risk
Disclosure of detailed information about financial instruments [line items]
Amount of changes in spot rate used for sensitivity analysis					1,000
Impact on operating income (loss) due to increase (decrease) in spot rate in sensitivity analysis					$ 40,300,000	$ 46,900,000	$ 46,200,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Percentage of change in interest rates used for sensitivity analysis					1.00%	1.00%	1.00%
Impact on profit (loss) due to changes in interest rate in sensitivity analysis					$ 22,800,000	$ 26,500,000	$ 26,700,000